Contingencies - Additional Information (Detail) - USD ($) $ in Millions	May. 31, 2015	Nov. 30, 2014
Loss Contingencies [Line Items]
Required standby letter of credit if Carnival Corporation's credit rating falls below BBB
Lease Out And Lease Back Type Transactions
Loss Contingencies [Line Items]
Estimated contingent obligations	$ 376
Estimated termination payment in the event that Carnival Corporation were to default on its contingent obligations and assuming performance by all other participants	22
Required standby letter of credit if Carnival Corporation's credit rating falls below BBB	$ 31